Annual Fund Operating Expenses - Global Managed Volatility Fund	May 01, 2021
Fund Shares
Operating Expenses:
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses
Fee Waiver/ Reimbursement from Adviser	(0.25%)
Total Annual Fund Operating Expenses after Reimbursement
Inst. Shares
Operating Expenses:
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses
Fee Waiver/ Reimbursement from Adviser	(0.04%)
Total Annual Fund Operating Expenses after Reimbursement